DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net income (loss) attributable to TPT Shareholders	$ 4,936,103	$ (1,398,754)	$ 1,604,217	$ (2,789,055)	$ (10,418,949)	$ (61,496,885)
Basic Earnings per Shares	$ 0.00	$ (0.00)	$ 0.00	$ (0.00)
Weighted Average number of common shares outstanding	3,201,818,575	1,723,749,021	2,976,711,341	1,615,825,684	1,781,846,679	980,582,964
Total Services Revenues
Fair value of derivative instrument	$ 5,817,119		$ 5,817,119		$ 9,827,723
Warrants Issued with the Derivative Instruments
Fair value of derivative instrument	30,557		30,557		40,817
Convertible Promissory Notes
Fair value of derivative instrument	$ 5,786,562		$ 5,786,562		$ 9,786,906